SHAREHOLDERS' EQUITY (Details Narrative) - USD ($)																													1 Months Ended																						9 Months Ended	12 Months Ended
	Aug. 06, 2018	Jun. 12, 2018	Jun. 06, 2018	Jun. 04, 2018	May 14, 2018	May 07, 2018	May 02, 2018	Apr. 09, 2018	Apr. 05, 2018	Mar. 15, 2018	Feb. 12, 2018	Jan. 12, 2018	Dec. 11, 2017	Nov. 06, 2017	Oct. 09, 2017	Oct. 02, 2017	Sep. 07, 2017	Jul. 14, 2017	Jul. 07, 2017	Jun. 08, 2017	Jun. 05, 2017	May 09, 2017	Apr. 12, 2017	Mar. 06, 2017	Jan. 10, 2017	Jan. 09, 2017	Apr. 06, 2016	Oct. 10, 2013	Sep. 18, 2018	Jul. 25, 2018	Jul. 19, 2018	May 24, 2018	Apr. 27, 2018	Mar. 29, 2018	Feb. 23, 2018	Feb. 15, 2018	Jan. 16, 2018	Dec. 27, 2017	Dec. 21, 2017	Oct. 24, 2017	Oct. 16, 2017	Feb. 13, 2017	Jan. 27, 2017	Jan. 24, 2017	Dec. 28, 2016	Oct. 19, 2016	Sep. 16, 2016	Aug. 30, 2016	Aug. 23, 2016	Mar. 18, 2016	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Common stock, authorized shares																																																			900,000,000	900,000,000	900,000,000
Common stock, par value																																																			$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized shares																																																			750,000,000	750,000,000	750,000,000
Preferred stock, par value																																																			$ 0.001	$ 0.001	$ 0.001
Preferred stock, issued shares																																																			50,000,000	50,000,000	50,000,000
Preferred stock, outstanding shares																																																			50,000,000	50,000,000	50,000,000
Preferred stock, value																																																			$ 50,000	$ 50,000	$ 50,000
Common stock, shares issued for services, value																																																				239,294	80,737
Issued common stock to related parties for conversion of accrued compensation at fair market value, Amount																																																				$ 1,117,846
Number of options, shares																																																			14,265	14,265
Exercise price																																																			$ 0.3498	$ 0.3498
Option, value																																																			$ 4,540	$ 4,540
Fair market value price per share		$ 0.0113	$ 0.0127	$ 0.03			$ 0.035																									$ 0.0161
Accrued Interest																																																			$ 44,747	$ 33,262	$ 20,905
Power Up Lending Group Ltd [Member]
Common stock, shares issued	2,181,818	1,703,125	1,738,235	2,341,176	943,396		840,336																								2,010,050	1,041,667
Common stock, price per share	$ 0.0055	$ 0.0064	$ 0.0068	$ 0.0068	$ 0.0106		$ 0.0119																								$ 0.00597	$ 0.0096
Principal amount, reduction	$ 12,000																														$ 12,000
Convertible Note Payable[Member]
Principal amount, reduction		$ 9,580	$ 11,820	$ 14,600	$ 10,000		$ 10,000																									$ 10,000
Fair market value price per share	$ 0.0124				$ 0.028																										$ 0.013
Accrued Interest		$ 1,320		$ 1,320
Series “A” Convertible Preferred Stock [Member]
Preferred stock, issued shares																																																			50,000,000	50,000,000	50,000,000
Preferred stock, outstanding shares																																																			50,000,000	50,000,000	50,000,000
Non-related parties [Member]
Common stock, shares issued for services, shares						11,000,000		250,000	250,000	100,000	40,000	200,000	600,000	50,000	150,000	50,000		150,000	120,196		120,000	70,000	150,000	10,000	5,000	3,000	22,000		4,411,765	5,800,000			300,000	75,000	100,000	100,000	150,000	75,000		100,000	100,000	10,000	36,000	8,000	30,000	28,000	6,726	18,000	70,000	18,000
Common stock, shares issued for services, value						$ 34,100		$ 17,500	$ 19,750	$ 8,500	$ 3,216	$ 30,000	$ 72,000	$ 4,050	$ 5,495	$ 15,000		$ 13,350	$ 8,413		$ 10,000	$ 5,600	$ 22,500	$ 3,000	$ 1,250	$ 690	$ 3,300		$ 30,000	$ 58,000			$ 10,050	$ 7,117	$ 8,810	$ 10,000	$ 22,500	$ 6,045		$ 8,010	$ 9,180	$ 2,100	$ 10,800	$ 2,080	$ 6,900	$ 11,480	$ 1,076	$ 3,600	$ 14,000	$ 2,880
Restricted common stock, shares issued																	8,000,000
Restricted common stock, value																	$ 80,000
Non-related parties [Member] | April 1, 2016 [Member]
Common stock, shares issued for services, shares																																																				250,000
Common stock, shares issued for services, value																																																				$ 37,500
Hadronic Technologies Press, Inc [Member] | Series “A” Convertible Preferred Stock [Member]
Preferred stock, issued shares																												50,000,000
Preferred stock, value																												$ 500,000
Description of convertible preferred stock																												The Series "A" Convertible Preferred Stock has 15 votes per share and is convertible into 10 shares of our common stock at the election of the shareholder.
Related parties [Member]
Issued common stock to related parties for conversion of accrued compensation at fair market value, Shares																				16,530,769														663,856					1,260,000
Issued common stock to related parties for conversion of accrued compensation at fair market value, Amount																				$ 991,846														$ 63,000					$ 126,000